Supplemental Cash Flow Information (Details) - Schedule of Supplemental Cash Flow Information - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Non-cash investing and financing activities:
Shares issued to acquire Holdco shares		$ 715	$ 715
Shares issued in connection with Xcite acquisition		$ 262	$ 262